Consolidated statements of financial position - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 1,247,447	$ 918,382
Short-term investments	84,906	24,985
Accounts receivable	276,139	204,980
Current tax assets	4,966	8,184
Inventories	409,521	680,369
Supplies and prepaid expenses	95,341	89,428
Current portion of long-term receivables, investments and other	23,232	18,716
Total current assets	2,141,552	1,945,044
Property, plant and equipment	3,576,599	3,771,557
Intangible assets	51,247	55,822
Long-term receivables, investments and other	577,527	652,042
Investment in equity-accounted investee	233,240	219,688
Deferred tax assets	937,579	936,678
Total non-current assets	5,376,192	5,635,787
Total assets	7,517,744	7,580,831
Current liabilities
Accounts payable and accrued liabilities	340,458	233,649
Current tax liabilities	4,129	1,480
Current portion of other liabilities	22,791	26,119
Current portion of provisions	46,365	42,535
Total current liabilities	413,743	303,783
Long-term debt	996,250	995,541
Other liabilities	171,774	166,559
Provisions	1,090,009	1,156,387
Deferred tax liabilities	0	0
Total non-current liabilities	2,258,033	2,318,487
Shareholders' equity
Share capital	1,903,357	1,869,710
Contributed surplus	230,039	237,358
Retained earnings	2,639,650	2,735,830
Other components of equity	72,795	115,457
Total shareholders' equity attributable to equity holders	4,845,841	4,958,355
Non-controlling interest	127	206
Total shareholders' equity	4,845,968	4,958,561
Total liabilities and shareholders' equity	$ 7,517,744	$ 7,580,831